Leases - Schedule of Future Minimum Rental Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 5,543
2023	4,315
2024	3,517
2025	718
2026	654
2027 and thereafter	3,136
Total minimum future lease payments, operating leases	$ 17,883